Securities sold under repurchase agreements and interbank and institutional market funds - Schedule of Subordinated Debt, Including Perpetual Debts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	R$ 48,147	R$ 45,224
Subordinated financial bills - BRL | Subordinated Financial Bills
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	37,900	25,541
Subordinated financial bills - BRL | 114% of SELIC | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 2,146
Return p.a.	114.00%
Subordinated liabilities	R$ 1,320	1,294
Subordinated financial bills - BRL | SELIC + 1.17% to 1.19% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	935
Subordinated liabilities	R$ 1,064	1,033
Subordinated financial bills - BRL | SELIC + 1.17% to 1.19% | Subordinated Financial Bills | Perpetual | Minimum
Disclosure of detailed information about borrowings [line items]
Return p.a.	1.17%
Subordinated financial bills - BRL | SELIC + 1.17% to 1.19% | Subordinated Financial Bills | Perpetual | Maximum
Disclosure of detailed information about borrowings [line items]
Return p.a.	1.19%
Subordinated financial bills - BRL | CDI + 1.85% | Subordinated Financial Bills | 2029
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 450
Return p.a.	1.85%
Subordinated liabilities	R$ 0	715
Subordinated financial bills - BRL | IPCA + 4.64% | Subordinated Financial Bills | 2030
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 106
Return p.a.	4.64%
Subordinated liabilities	R$ 181	166
Subordinated financial bills - BRL | CDI + 2% | Subordinated Financial Bills | 2030
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,556
Return p.a.	2.00%
Subordinated liabilities	R$ 0	2,486
Subordinated financial bills - BRL | CDI + 2% | Subordinated Financial Bills | 2031
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 5,488
Return p.a.	2.00%
Subordinated liabilities	R$ 9,843	8,443
Subordinated financial bills - BRL | CDI + 2.4% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,005
Return p.a.	2.40%
Subordinated liabilities	R$ 1,035	1,027
Subordinated financial bills - BRL | 102% of CDI | Subordinated Financial Bills | 2034
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,161
Return p.a.	102.00%
Subordinated liabilities	R$ 1,223	1,198
Subordinated financial bills - BRL | 102% of CDI | Subordinated Financial Bills | 2039
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 470
Return p.a.	102.00%
Subordinated liabilities	R$ 488	481
Subordinated financial bills - BRL | CDI + 0.2% | Subordinated Financial Bills | 2034
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 108
Return p.a.	0.20%
Subordinated liabilities	R$ 115	112
Subordinated financial bills - BRL | 10.63% | Subordinated Financial Bills | 2034
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 122
Return p.a.	10.63%
Subordinated liabilities	R$ 127	126
Subordinated financial bills - BRL | CDI + 1.9% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 700
Return p.a.	1.90%
Subordinated liabilities	R$ 715	712
Subordinated financial bills - BRL | IPCA + 5.48% | Subordinated Financial Bills | 2034
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 107
Return p.a.	5.48%
Subordinated liabilities	R$ 119	114
Subordinated financial bills - BRL | 100% of CDI | Subordinated Financial Bills | 2034
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 530
Return p.a.	100.00%
Subordinated liabilities	R$ 550	541
Subordinated financial bills - BRL | CDI + 0.65% | Subordinated Financial Bills | 2034
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 3,100
Return p.a.	0.65%
Subordinated liabilities	R$ 3,711	3,226
Subordinated financial bills - BRL | CDI + 0.9% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,000
Return p.a.	0.90%
Subordinated liabilities	R$ 1,018	1,033
Subordinated financial bills - BRL | CDI + 1.1% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 2,830
Return p.a.	1.10%
Subordinated liabilities	R$ 2,832	2,834
Subordinated financial bills - BRL | CDI + 1.25% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 4,984
Return p.a.	1.25%
Subordinated liabilities	R$ 5,449	0
Subordinated financial bills - BRL | CDI + 1.15% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 3,000
Return p.a.	1.15%
Subordinated liabilities	R$ 3,108	0
Subordinated financial bills - BRL | CDI + 1.35% | Subordinated Financial Bills | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 4,415
Return p.a.	1.35%
Subordinated liabilities	R$ 5,002	0
Subordinated euronotes and bonds - USD | Subordinated Euronotes
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	2,755	12,230
Subordinated euronotes and bonds - USD | Subordinated Bonds
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	0	27
Subordinated euronotes and bonds - USD | 7.86% | Subordinated Euronotes | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 750
Return p.a.	7.86%
Subordinated liabilities	R$ 0	4,746
Subordinated euronotes and bonds - USD | 7.56% | Subordinated Euronotes | Perpetual
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 700
Return p.a.	7.56%
Subordinated liabilities	R$ 0	4,404
Subordinated euronotes and bonds - USD | 3.88% | Subordinated Euronotes | 2031
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 501
Return p.a.	3.88%
Subordinated liabilities	R$ 2,755	3,080
Subordinated euronotes and bonds - USD | 8.90% | Subordinated Bonds | 2025
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 172
Return p.a.	8.90%
Subordinated liabilities	R$ 0	22
Subordinated euronotes and bonds - USD | 7.18% | Subordinated Bonds | 2024
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 878
Return p.a.	7.18%
Subordinated liabilities	R$ 0	5
Subordinated bonds - CLP | Subordinated Bonds
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	7,276	7,218
Subordinated bonds - CLP | 3.50% to 4.92% | Subordinated Bonds | 2033
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	180,351
Subordinated liabilities	R$ 1,573	1,578
Subordinated bonds - CLP | 3.50% to 4.92% | Subordinated Bonds | 2033 | Minimum
Disclosure of detailed information about borrowings [line items]
Return p.a.	3.50%
Subordinated bonds - CLP | 3.50% to 4.92% | Subordinated Bonds | 2033 | Maximum
Disclosure of detailed information about borrowings [line items]
Return p.a.	4.92%
Subordinated bonds - CLP | 4.75% | Subordinated Bonds | 2035
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 97,962
Return p.a.	4.75%
Subordinated liabilities	R$ 1,256	1,248
Subordinated bonds - CLP | 4.35% | Subordinated Bonds | 2032
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,060,250
Return p.a.	4.35%
Subordinated liabilities	R$ 125	124
Subordinated bonds - CLP | 3.90% to 3.96% | Subordinated Bonds | 2035
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	1,060,250
Subordinated liabilities	R$ 289	286
Subordinated bonds - CLP | 3.90% to 3.96% | Subordinated Bonds | 2035 | Minimum
Disclosure of detailed information about borrowings [line items]
Return p.a.	3.90%
Subordinated bonds - CLP | 3.90% to 3.96% | Subordinated Bonds | 2035 | Maximum
Disclosure of detailed information about borrowings [line items]
Return p.a.	3.96%
Subordinated bonds - CLP | 4.48% | Subordinated Bonds | 2036
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,060,250
Return p.a.	4.48%
Subordinated liabilities	R$ 1,380	1,363
Subordinated bonds - CLP | 3.93% | Subordinated Bonds | 2038
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,060,250
Return p.a.	3.93%
Subordinated liabilities	R$ 1,005	993
Subordinated bonds - CLP | 4.15% to 4.29% | Subordinated Bonds | 2040
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	1,060,250
Subordinated liabilities	R$ 775	765
Subordinated bonds - CLP | 4.15% to 4.29% | Subordinated Bonds | 2040 | Minimum
Disclosure of detailed information about borrowings [line items]
Return p.a.	4.15%
Subordinated bonds - CLP | 4.15% to 4.29% | Subordinated Bonds | 2040 | Maximum
Disclosure of detailed information about borrowings [line items]
Return p.a.	4.29%
Subordinated bonds - CLP | 4.45% | Subordinated Bonds | 2042
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 1,060,250
Return p.a.	4.45%
Subordinated liabilities	R$ 378	373
Subordinated bonds - CLP | 3.80% | Subordinated Bonds | 2034
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 57,168
Return p.a.	3.80%
Subordinated liabilities	R$ 495	488
Subordinated bonds - COP | Subordinated Bonds
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	216	208
Subordinated bonds - COP | IPC + 2% | Subordinated Bonds | 2028
Disclosure of detailed information about borrowings [line items]
Principal amount (original currency)	R$ 146,000
Return p.a.	2.00%
Subordinated liabilities	R$ 216	R$ 208